Note 13 - Income Taxes (Details Textual) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
CANADA
Statement Line Items [Line Items]
Operating loss carryforwards	$ 23,680,582	$ 19,498,082
MEXICO
Statement Line Items [Line Items]
Operating loss carryforwards	$ 13,793,233	$ 14,383,103